DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Maturities of time certificates of deposit
2017	$ 69,844
2018	42,018
2019	23,727
2020	21,252
2021	3,088
Total	159,929	$ 151,774
2017- Time Deposits, $250,000 or More	10,088
2018 - Time Deposits, $250,000 or More	9,922
2019 - Time Deposits, $250,000 or More	9,208
2020 - Time Deposits, $250,000 or More	7,348
Time deposits in denominations of $250,000 or more	36,566	$ 41,800
Time Deposits Less Than $250,000 [Member]
Maturities of time certificates of deposit
2017	59,756
2018	32,096
2019	14,519
2020	13,904
2021	3,088
Total	$ 123,363